UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 4, 2003

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: 102,043

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1716   100605 SH       SOLE                   100605
Allstate                       Common Stocks    020002101     1567    47250 SH       SOLE                    47250
Altera                         Common Stocks    021441100      822    60686 SH       SOLE                    60686
American Superconductor        Common Stocks    030111108      241    66275 SH       SOLE                    66275
Analog Devices                 Common Stocks    032654105     1223    44481 SH       SOLE                    44481
Applied Films                  Common Stocks    038197109     2757   170745 SH       SOLE                   170745
Arkansas Best                  Common Stocks    040790107     2050    80655 SH       SOLE                    80655
Baxter International Inc.      Common Stocks    071813109      921    49400 SH       SOLE                    49400
Bear Stearns Companies         Common Stocks    073902108     3324    50671 SH       SOLE                    50671
Boston Properties              Common Stocks    101121101     1267    33425 SH       SOLE                    33425
Boyd Gaming Corp               Common Stocks    103304101     2158   169250 SH       SOLE                   169250
Brooks Automation              Common Stocks    114340102      940    97250 SH       SOLE                    97250
Caremark RX Inc                Common Stocks    141705103      881    48550 SH       SOLE                    48550
CEC Entertainment              Common Stocks    125137109     1627    59800 SH       SOLE                    59800
Celgene                        Common Stocks    151020104     1884    72250 SH       SOLE                    72250
Cendant                        Common Stocks    151313103     1023    80535 SH       SOLE                    80535
Chicago Pizza & Brewery        Common Stocks    167889104      359    51200 SH       SOLE                    51200
Christopher & Banks            Common Stocks    171046105     1329    75069 SH       SOLE                    75069
Cimarex Energy                 Common Stocks    171798101     1251    64300 SH       SOLE                    64300
Coastal Banc Conv Pfd          Conv Preferred   190428201     1215    45850 SH       SOLE                    45850
Coherent                       Common Stocks    192479103     1638    87380 SH       SOLE                    87380
Duke Energy 8.25%              Preferred Stocks 264399585      223    17730 SH       SOLE                    17730
Equity Residential             Common Stocks    29476L107      837    34780 SH       SOLE                    34780
First Industrial Realty Trust  Common Stocks    32054K103     1109    39160 SH       SOLE                    39160
Fossil                         Common Stocks    349882100     2052   119142 SH       SOLE                   119142
Foundry Networks               Common Stocks    35063R100     1201   149375 SH       SOLE                   149375
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      488    19235 SH       SOLE                    19235
Globespan Virata               Common Stocks    37957V106      818   181850 SH       SOLE                   181850
HL&P Cap Tr. 8.125%            Preferred Stocks 404202202      407    18475 SH       SOLE                    18475
Humana                         Common Stocks    444859102     1741   181345 SH       SOLE                   181345
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1218  1380000 SH       SOLE                  1380000
International Rectifier        Common Stocks    460254105     2237   113740 SH       SOLE                   113740
ISIS Pharmaceuticals           Common Stocks    464330109      757   211375 SH       SOLE                   211375
Jones Apparel                  Common Stocks    480074103     1588    57900 SH       SOLE                    57900
Keithley Instruments           Common Stocks    487584104     1214   112278 SH       SOLE                   112278
Kemet Corp                     Common Stocks    488360108      859   110143 SH       SOLE                   110143
Lehman Brothers Holdings       Common Stocks    524908100     1353    23436 SH       SOLE                    23436
Ligand Pharmaceuticals         Common Stocks    53220K207     1970   303525 SH       SOLE                   303525
Lighthouse Opportunity Fund    Mutual Funds     742935794      258    25625 SH       SOLE                    25625
Lincare Holdings               Common Stocks    532791100     1978    64435 SH       SOLE                    64435
Merix Corp                     Common Stocks    590049102      747   186845 SH       SOLE                   186845
MIM Corporation                Common Stocks    553044108     1283   172875 SH       SOLE                   172875
Mitcham Industries             Common Stocks    606501104      327   272725 SH       SOLE                   272725
Multimedia Games               Common Stocks    625453105     1762    91650 SH       SOLE                    91650
National Oilwell               Common Stocks    637071101     1229    54900 SH       SOLE                    54900
Navigant International         Common Stocks    63935R108     1777   168400 SH       SOLE                   168400
Pacific Sunwear                Common Stocks    694873100     1244    61119 SH       SOLE                    61119
Plains All Amern Pipeline LP   Common Stocks    726503105     3481   140361 SH       SOLE                   140361
Pogo Producing                 Common Stocks    730448107     1844    46355 SH       SOLE                    46355
PracticeWorks                  Common Stocks    739419109     2279   221650 SH       SOLE                   221650
Public Storage pfd Q           Preferred Stocks 74460D711      459    17130 SH       SOLE                    17130
Quiksilver                     Common Stocks    74838C106     1574    51405 SH       SOLE                    51405
Republic Services Inc          Common Stocks    760759100     1285    64750 SH       SOLE                    64750
Royal Dutch                    Common Stocks    780257804     1988    48775 SH       SOLE                    48775
Sabre Holdings Corp            Common Stocks    785905100     1396    87725 SH       SOLE                    87725
Shaw Group                     Common Stocks    820280105     1606   159775 SH       SOLE                   159775
Shuffle Master                 Common Stocks    825549108      928    46030 SH       SOLE                    46030
Southwest Airlines             Common Stocks    844741108     1577   109843 SH       SOLE                   109843
SpectraLink                    Common Stocks    847580107      979   133550 SH       SOLE                   133550
SunGard Data Systems           Common Stocks    867363103     1602    75200 SH       SOLE                    75200
Sycamore Networks              Common Stocks    871206108     1032   338475 SH       SOLE                   338475
Synopsys                       Common Stocks    871607107     1944    45665 SH       SOLE                    45665
Sypris Solutions               Common Stocks    871655106     1076   136575 SH       SOLE                   136575
Tenet Healthcare Corporation   Common Stocks    88033G100     2343   140293 SH       SOLE                   140293
TEPPCO Partners LP             Common Stocks    872384102      317    10025 SH       SOLE                    10025
Trikon Technologies            Common Stocks    896187408     1696   493117 SH       SOLE                   493117
Ultra Petroleum                Common Stocks    903914109     2094   237150 SH       SOLE                   237150
Universal Display              Common Stocks    91347P105     1115   136325 SH       SOLE                   136325
Univision Communications       Common Stocks    914906102     1458    59475 SH       SOLE                    59475
Utilities Select SPDR          Common Stocks    81369Y886     3979   216275 SH       SOLE                   216275
Vornado Realty Pfd C           Preferred Stocks 929042406      935    36935 SH       SOLE                    36935
Westport Res Conv Pfd          Conv Preferred   961418209     2185   101650 SH       SOLE                   101650